Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long-Term Investments [Abstract]
Equity investments accounted for using the equity method	$ 1,900	$ 1,913